Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues from operations:
Minimum rents	$ 501,183	$ 493,404	$ 485,333
Percentage and overage rents	6,122	5,497	6,743
Recoveries from tenants	163,879	162,921	161,613
Fee and other income	82,749	84,540	84,893
Total revenue from operations	753,933	746,362	738,582
Rental operation expenses:
Operating and maintenance	130,007	124,318	120,988
Real estate taxes	97,997	99,491	93,083
Impairment charges	67,912	84,855	12,245
General and administrative	85,221	85,573	94,365
Depreciation and amortization	216,820	203,825	194,311
Total rental operation expenses	597,957	598,062	514,992
Other income (expense):
Interest income	9,832	7,302	11,966
Interest expense	(225,113)	(210,587)	(206,890)
Gain or Loss on Senior Convertible Notes	(89)	485	145,050
Gain (loss) on equity derivative instruments	21,926	(40,157)	(199,797)
Other income (expense), net	(5,002)	(24,156)	(28,894)
Total other income (expense)	(198,446)	(267,113)	(278,565)
Loss before earnings from equity method investments and other items	(42,470)	(118,813)	(54,975)
Equity in net income (loss) of joint ventures	13,734	5,600	(9,733)
Impairment of joint venture investments	(2,921)	(227)	(184,584)
Gain on change in control of interests and sale of interests	25,170		23,865
Loss before tax (expense) benefit of taxable REIT subsidiaries and state franchise and income taxes	(6,487)	(113,440)	(225,427)
Tax (expense) benefit of taxable REIT subsidiaries and state franchise and income taxes	(1,028)	(47,945)	890
Loss from continuing operations	(7,515)	(161,385)	(224,537)
Loss from discontinued operations	(18,961)	(87,654)	(188,230)
Loss before gain on disposition of real estate	(26,476)	(249,039)	(412,767)
Gain on disposition of real estate, net of tax	7,079	1,318	9,127
Net loss	(19,397)	(247,721)	(403,640)
Non-controlling interests	3,543	38,363	47,047
Net loss attributable to DDR	(15,854)	(209,358)	(356,593)
Write-off of preferred share original issuance costs	(6,402)
Preferred dividends	(31,587)	(42,269)	(42,269)
Net loss attributable to DDR common shareholders	$ (53,843)	$ (251,627)	$ (398,862)
Basic earnings per share data:
Loss from continuing operations attributable to DDR common shareholders	$ (0.13)	$ (0.78)	$ (1.63)
Loss from discontinued operations attributable to DDR common shareholders	$ (0.07)	$ (0.25)	$ (0.88)
Net loss attributable to DDR common shareholders	$ (0.20)	$ (1.03)	$ (2.51)
Diluted earnings per share data:
Loss from continuing operations attributable to DDR common shareholders	$ (0.21)	$ (0.78)	$ (1.63)
Loss from discontinued operations attributable to DDR common shareholders	$ (0.07)	$ (0.25)	$ (0.88)
Net loss attributable to DDR common shareholders	$ (0.28)	$ (1.03)	$ (2.51)